Borrowing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowing Arrangements
(12) Borrowing Arrangements
Convertible Notes
2022 Notes
In 2018, the Company issued an aggregate of $25.5 million in convertible promissory notes to various investors (the “2022 Notes”). The 2022 Notes were secured by a security agreement and matured in March 2022, unless earlier converted at the option of the investors.
The principal amount accrued interest at 1.5% per annum, payable biannually, with additional interest at 8.0% per annum, which was added to the principal and compounded on each payment date. Prior to maturity, the investors could elect to convert all or a portion of the outstanding principal and accrued and unpaid interest on the 2022 Notes to equity based on various conversion events.
The 2022 Notes contained an embedded derivative representing the debt conversion features and the fair value of the derivative was recorded as a liability with an offsetting amount recorded as a debt discount against the carrying value of the 2022 Notes. The debt discount was amortized to interest expense using the effective interest method over the term of the 2022 Notes. The derivative liability was re-valued
at the end of each reporting period using a probability-weighted discounted cash flow model.
Changes in the estimated fair value of the debt derivative were recorded in other income (expense), net, on the accompanying condensed consolidated statements of operations. The 2022 Notes were paid off at the Closing Date. The debt derivative on the 2022 Notes was remeasured at Closing Date, then derecognized upon payoff of the 2022 Notes. The Company recognized a $0.3 million loss on extinguishment of the 2022 Notes to interest expense, net on the condensed consolidated statements of operations.
The estimated fair value of the 2022 Notes embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2021	$172
Change in fair value	141

Fair value prior to Closing	313
Payoff of 2022 Notes	(313)

Fair value as of June 30, 2022	$—

The Company incurred approximately $0.9 million of fees related to issuance of the 2022 Notes in the form of advisor fees, legal fees and other related expenses. These costs were recorded as debt discount and were amortized to interest expense using the effective interest method over the term of the 2022 Notes.
2023 Notes
In 2020, the Company issued an aggregate of $16.1 million in convertible promissory notes to various investors, which matured in March 2023 (the “2023 Initial Notes”). In 2021, the Company issued additional convertible promissory notes of $48.7 million to various investors, which also matured in March 2023 (the “Extension Notes”). The Company issued common stock warrants in conjunction with the 2023 Initial Notes and Extension Notes (together, the “2023 Notes”). See “Note 10 – Common Stock” for additional details.
The principal amount of the outstanding balance on the 2023 Notes accrued interest at 10.0% per annum, payable at maturity in March 2023. Prior to maturity, the 2023 Notes could be redeemed for an amount equal to 200% of the principal amount of the outstanding balance and the unpaid accrued interest in the event of a change in control, or converted, either voluntarily at the option of the investor or automatically to equity based on various conversion events.
In accounting for the issuance of the 2023 Notes, the Company separated the 2023 Notes into liability and equity components, consisting of embedded derivatives representing the redemption and conversion features, and common stock warrants, respectively. The fair value of the derivatives were calculated using the “with and without” method. The key valuation assumptions used consisting of the discount rate and the probability of the occurrence of various conversion events. The fair value of the liability and equity components exceeded the 2023 Initial Notes gross proceeds therefore, the fair value of the components were allocated on a relative fair value basis.
At issuance of the 2023 Initial Notes, the derivative liability and common stock warrants received relative fair value allocations of $5.2 million and $7.2 million, respectively, with the offset to debt discount, and the remaining immaterial balance was recorded as a loss in other income (expense), net on the condensed consolidated statements of operations. At issuance of the Extension Notes, the fair value of the liability and equity components were $17.5 million and $22.0 million respectively. The equity component was included in additional paid-in
capital on the condensed consolidated balance sheets. The equity component was not remeasured.
The derivative liabilities were
re-valued
at the end of each reporting period. Changes in the estimated fair value of the derivatives were recorded in other income (expense), net, on the accompanying condensed consolidated statements of operations. The 2023 Notes were converted into shares of the Company at the Closing Date. The debt derivative on the 2023 Notes was remeasured at Closing Date, then derecognized upon conversion into equity. Upon conversion of the 2023 Notes, the Company recognized $36.7 million loss on settlement of the 2023 Notes to interest expense, net in the condensed consolidated statement of operations.
The estimated fair value of the 2023 Notes embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2021	$26,017
Change in fair value	3,636

Fair value prior to Closing	29,653
Conversion of 2023 Notes	(29,653)

Fair value as of June 30, 2022	$—

The 2023 Notes debt issuance costs were approximately $0.4 million, consisting of advisor fees, legal fees and other related expenses. The Company allocated the total amount incurred to the liability and equity components on a relative fair value basis, resulting in $0.3 million allocated to the liability component and recorded as debt discount and approximately $0.1 million to the equity component. The residual amount was immaterial and was allocated to loss on issuance of the 2023 Notes. As such, the total loss recorded on the 2023 Notes was immaterial.
The following table represents the total amount of interest expense recognized on the 2022 Notes and 2023 Notes for the three and six months ended June 30, 2022 and 2021 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Contractual interest expense	$—	$2,368	$1,052	$4,123
Accretion of debt discount	—	2,830	38,757	4,687
Accretion of debt issuance costs	—	82	223	155

Total interest expense	$—	$5,280	$40,032	$8,965

(12)	Borrowing Arrangements
Convertible Notes
2022 Notes
The Company issued convertible promissory notes of $24.8 million in March 2018 and $0.7 million in June 2018 (the “2022 Notes”) to various investors. The 2022 Notes are secured by a security agreement and mature in March 2022, unless earlier converted at the option of the investors.
The principal amount shall accrue interest at 1.5% per annum, payable biannually, and additional interest at 8.0% per annum, which will be added to the principal and compounded on each payment date. Prior to maturity, the investors may elect to convert all or a portion of the outstanding principal and accrued and unpaid interest on the 2022 Notes to equity based on various conversion events.
The 2022 Notes contain an embedded derivative representing the debt conversion features and the fair value of the derivative which was recorded as a liability with an offsetting amount recorded as a debt discount against the carrying value of the 2022 Notes. The debt discount is amortized to interest expense over the term of the 2022 Notes, using the effective interest rate method. The derivative liability is re-valued
at the end of each reporting period using a probability-weighted discounted cash flow model. The model used in valuing this derivative liability requires the use of significant estimates and assumptions including but not limited to: 1) expected cash flows the Company expects to go to the noteholders; 2) the Company’s risk adjusted discount rates; and 3) the probability of a change in control occurring during the term of the 2022 Note, and when it would occur. Changes in the estimated fair value of the derivative liability are recorded in other income (expense), net, on the accompanying consolidated statements of operations.
As of December 31, 2021 and 2020, the fair value of the derivative liability was $0.2 million and $0.5 million and is recorded in other current liabilities and derivative liability on the consolidated balance sheets, respectively.
The estimated fair value of the embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2019	$1,192
Change in fair value	(643)

Fair value as of December 31, 2020	549
Conversion of 2023 Notes	(377)

Fair value as of December 31, 2021	$172

The Company incurred approximately $0.9 million of fees related to issuance of the 2022 Notes in the form of advisor fees, legal fees and other related expenses. These costs were recorded as debt discount and are being amortized to interest expense over the term of the 2022 Notes, using the effective interest rate method.
The following table represents the total amount of interest expense recognized in interest expense, net on the consolidated statements of operations (in thousands):

	For the Years Ended December 31,
	2021	2020
Contractual interest expense	$3,074	$2,850
Accretion of debt discount	560	519
Accretion of debt issuance costs	233	233

	$3,867	$3,602

2023 Notes
In 2020, the Company issued convertible promissory notes of approximately $8.1 million in March 2020, $7.5 million in August 2020 and $0.5 million in October 2020 to various investors, which mature in March 2023 (the “2023 Initial Notes”). In conjunction with the 2023 Initial Notes, the Company issued 176,358 common stock warrants. The Company issued additional convertible promissory notes of approximately $48.7 million in February 2021 to various investors, which also mature in March 2023 (the “Extension Notes”). In conjunction with the Extension Notes, the Company issued 314,901 common stock warrants. See “Note 11 – Common Stock” for additional details.
The principal amount of the outstanding balance on the 2023 Initial Notes and the Extension Notes (together, the “2023 Notes”) shall accrue interest at 10.0% per annum, payable at maturity in March 2023. Prior to maturity, the 2023 Notes may be redeemed for an amount equal to 200% of the principal amount of the outstanding balance and the unpaid accrued interest in the event of a change in control, or converted, either voluntarily at the option of the investor or automatically to equity based on various conversion events.
In accounting for the issuance of the 2023 Notes, the Company separated the 2023 Notes into liability and equity components, consisting of embedded derivatives representing the redemption and conversion features, and common stock warrants, respectively. The fair value of the derivatives were calculated using
the “with and without” method. The key valuation assumptions used consist of the discount rate and the probability of the occurrence of various conversion events. The fair value of the liability and equity components exceeded the 2023 Initial Notes gross proceeds therefore, the fair value of the components were allocated on a relative fair value basis. At issuance of the 2023 Initial Notes, the derivative liability and common stock warrants received relative fair value allocations of $5.2 million and $7.2 million, respectively, with the offset to debt discount, and the remaining immaterial balance was recorded as a loss in other income (expense), net on the consolidated statements of operations. At issuance of the Extension Notes, the fair value of the liability and equity components were $17.5 million and $22.0 million respectively.
The derivative liabilities are
re-valued
at the end of each reporting period. Changes in the estimated fair value of the derivatives are recorded in other income (expense), net, on the accompanying consolidated statements of operations. As of December 31, 2021, the fair value of the derivative liability related to the 2023 Notes was $26.0 million, recorded in derivative liability on the consolidated balance sheet.
The equity component is included in additional
paid-in
capital on the consolidated balance sheet. The equity component is not remeasured.
The 2023 Notes issuance costs were approximately $0.4 million, consisting of advisor fees, legal fees and other related expenses. The Company allocated the total amount incurred to the liability and equity components on a relative fair value basis, resulting in $0.3 million allocated to the liability component and recorded as debt discount and approximately $0.1 million to the equity component. The residual amount was immaterial and was allocated to loss on issuance of the 2023 Notes.
For the year ended December 31, 2021, the Company recorded $4.0 million in other income (expense), net, to reflect the change in the fair value of the derivative liabilities.
The estimated fair value of the embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2019	$—
Additions	5,231
Change in fair value	(759)

Fair value as of December 31, 2020	4,472
Additions	17,540
Change in fair value	4,005

Fair value as of December 31, 2021	$26,017

The following table represents the total amount of interest cost recognized relating to the 2023 Notes for the years ended December 31, 2021 and 2020 (in thousands):

	For the Years Ended December 31,
	2021	2020
Contractual interest expense	$5,895	$923
Accretion of debt discount	11,639	104
Accretion of debt issuance costs	87	1,714

	$17,621	$2,741

Paycheck Protection Program Loan
In May 2020, the Company was granted a loan under the Paycheck Protection Program offered by the Small Business Administration (“SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), section 7(a)(36) of the Small Business consolidated Act for approximately $2.5 million. The loan was evidenced by a promissory note and bore interest at 1% with no payments for the first 6 months. Monthly payments of principal and interest of approximately $0.1 million were slated to begin in December 2020, subject to deferral as the Company had applied for debt forgiveness, and continue through maturity in April 2022, if required. The loan was subject to partial or full forgiveness if the Company used all proceeds for eligible purposes; maintained certain employment levels; and maintained certain compensation levels in accordance with and subject to the CARES Act and the rules, regulations and guidance. The Company initially applied for the PPP loan to be forgiven in December 2020, with responses to SBA inquiries and final application submitted in January 2021. On June 14, 2021, the PPP Loan was
forgiven in full, for the principal amount of $2.5 million and interest of approximately $28 thousand that had accrued from the funding date of April 30, 2020 through the forgiveness date. For the year ended December 31, 2021, the Company recognized a gain of $2.5 million from extinguishment of the full amount of the PPP
Loan
, included in other income (expense), net in the consolidated statements of operations.
The following table summarizes the Company’s outstanding borrowing arrangements:

	As of December 31,
	2021	2020
2022 Notes	$34,355	31,741
2023 Notes	71,633	17,037
PPP Loan	—	2,515

	$105,988	$51,293
Less: Unamortized debt issuance costs and discounts	(38,853)	(11,893)

Total	$67,135	$39,400